UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2003

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          October 20, 2003


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        57
FORM 13F INFORMATION VALUE TOTAL:              $251857

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1982     46583   Sole		     46583
Agilent Tech    Common  00846u101    201      9108   Sole                     9108
Am. Intl. Gr	Common	026874107    552      9572   Sole                     9572
Amgen Inc.      Common  031162100    366      5672   Sole                     5672
Anheuser Busch  Common  035229103    359      7279   Sole                     7279
Ashanti GoldfielCommon	043743202    157     15000   Sole                    15000
Automatic Data 	Common	053015103   3652    101855   Sole                   101855
Berkshire Hath	Common	084670108  55125       735   Sole                      735
Berkshire Hath	Common	084670207   5282      2116   Sole                     2116
Bristol-Myers 	Common	110122108    613     23900   Sole                    23900
Chevron Texaco  Common	166764100    513      7179   Sole                     7179
Cisco Systems	Common	17275R102   5135    262107   Sole                   262107
Coca-Cola Co.	Common	191216100  12933    301036   Sole                   301036
Del Monte Foods Common  24522P103    103     11821   Sole                    11821
Emerson Elec.	Common	291011104    453      8605   Sole                     8605
ExxonMobil	Common	30231G102   2299     62825   Sole                    62825
First Data      Common	319963104  10027    250930   Sole                   250930
General ElectricCommon	369604103  10512    352631   Sole                   352631
Gillette Co.	Common	375766102  17017    532120   Sole                   532120
Hewlett Packard	Common	428236103   1412     72938   Sole                    72938
H.J. Heinz Co.	Common	423074103   1069     31188   Sole		     31188
IBM		Common	459200101   1035     11712   Sole                    11712
Intel Corp.	Common	458140100   7876    286184   Sole                   286184
J.P.MorganChase Common  46625H100    276      8026   Sole                     8026
Johnson & JohnsoCommon	478160104  16269    328526   Sole                   328526
Linear TechnologCommon	535678106  20570    572490   Sole		    572490
Lexmark Int'l   Common  529771107    221      3510   Sole                     3510
MBNA Corp       Common  55262L100    227      9962   Sole                     9962
Medco Health    Common  58405U102    288     11118   Sole                    11118
Medtronic	Common	585055106  13067    278501   Sole                   278501
Mellon FinancialCommon  58551A108    550     18238   Sole                    18238
Merck & Co.	Common	589331107   4804     94904   Sole                    94904
Microsoft	Common	594918104  11317    407104   Sole                   407104
3M Company 	Common	604059105   1187     17186   Sole                    17186
Moody's Corp.	Common	615369105  21988    400000   Sole		    400000
National City 	Common	635405103   1270     43096   Sole                    43096
NorthFork Banc  Common  659424105    228      6570   Sole                     6570
Paychex Inc     Common  704326107    387     11362   Sole                    11362
PepsiCo		Common	713448108    567     12362   Sole                    12362
Pfizer Inc.	Common	717081103   3480    114562   Sole                   114562
PNC Bank Corp.	Common	693475105    332      6987   Sole                     6987
PPG Industries	Common	693506107    363      6946   Sole                     6946
Procter & GambleCommon	742718109   1502     16177   Sole                    16177
Royal Dutch PetrCommon  780257804    211      4775   Sole                     4775
Sara Lee Corp	Common	803111103    186     10150   Sole                    10150
Transaction SystCommon  893416107    772     46600   Sole                    46600
Teppco Partners L.P.	872384102    269      7600   Sole                     7600
Triton PCS HoldgCommon	89677M106    594    133233   Sole		    133233
Unitrin, Inc.   Common  913275103    230      7540   Sole                     7540
Valspar Corp.	Common	920355104    285      6100   Sole                     6100
Valueclick      Common  92046N102     90     10671   Sole                    10671
Walgreen Co.	Common	931422109    559     18250   Sole                    18250
Wal-mart Stores Common  931142103    642     11491   Sole                    11491
Walt Disney Co.	Common	254687106    454     22521   Sole                    22521
Wells Fargo     Common  949746101    206      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105   8750    158230   Sole                   158230
Wyeth           Common  983024100   1043     22623   Sole                    22623
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